ACQUISITIONS, LICENSING AGREEMENTS AND ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Estimated fair values of assets acquired and liabilities assumed	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed related to the acquisition of certain assets of Synergy as of the acquisition date:

(in millions)
Accounts receivable	$7
Inventories	24
Prepaid expenses and other current assets	5
Product brand intangible assets (estimated useful life 7 years)	159
Accounts payable	(1)
Accrued expenses	(17)
Total identifiable net assets	177
Goodwill	3
Total fair value of consideration transferred	$180

Schedule of carrying amounts of assets and liabilities held for sale
The carrying amounts of the assets and liabilities held for sale included in the Consolidated Balance Sheet as of December 31, 2020 are as follows:

(in millions)
Prepaid expenses and other current assets:
Trade receivables, net	$91
Inventories, net	63
Prepaid expenses and other current assets	8
$162
Other non-current assets:
Property, plant and equipment, net	$68
Goodwill and Intangible assets, net	245
Deferred tax assets, net	2
$315
Accrued and other current liabilities:
Accounts payable	$7
Accrued and other current liabilities	28
$35
Other non-current liabilities:
Deferred tax liabilities, net	$36
Other non-current liabilities	21
$57